Debt (Tables)	12 Months Ended
Dec. 31, 2021
Debt
Schedule of changes in obligations related to the Credit Facility

	Corporate	FNBC	Corporate
	revolver	revolver	term loan	Total
Size of facility	$1,000.0	$100.0	$160.0	$1,260.0
Balance at January 1, 2020	$—	$—	$80.0	$80.0
Repayment	—	—	(80.0)	(80.0)
Balance at December 31, 2020	$—	$—	$—	$—

Drawdowns	$150.0	$—	$—	$150.0
Repayment	(150.0)	—	—	(150.0)
Total debt	$—	$—	$—	$—
Less: Debt issue costs	—	—	—	—
Balance at December 31, 2021	$—	$—	$—	$—